Segment and Geographical Information (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total revenues	$ 32,718,000	$ 20,893,000	$ 59,121,000	$ 41,720,000	$ 85,627,000	$ 75,004,000
Total Segment [Member]
Total revenues			59,121,000	41,720,000	85,627	75,004
United States
Total revenues	30,809,000	19,285,000	55,630,000	38,540,000	79,497,000	68,425,000
International
Total revenues	$ 1,909,000	$ 1,608,000	$ 3,491,000	$ 3,180,000	$ 6,130,000	$ 6,579,000